Organization	12 Months Ended
Dec. 31, 2011
Organization [Abstract]
Organization
(1) Organization

The accompanying consolidated financial statements present the accounts of Essex Property Trust, Inc. (the "Company"), which include the accounts of the Company and Essex Portfolio, L.P. (the "Operating Partnership," which holds the operating assets of the Company).

The Company is the sole general partner in the Operating Partnership with a 93.8% general partner interest and the limited partners owned a 6.2% interest as of December 31, 2011.  The limited partners may convert their Operating Partnership units into an equivalent number of shares of common stock.  Total Operating Partnership units outstanding were 2,229,230 and 2,200,907 as of December 31, 2011 and 2010, respectively, and the redemption value of the units, based on the closing price of the Company's common stock totaled $313.2 million and $251.4 million, as of December 31, 2011 and 2010, respectively.  The Company has reserved shares of common stock for such conversions. These conversion rights may be exercised by the limited partners at any time through 2026.

As of December 31, 2011, the Company owned or had ownership interests in 159 apartment communities, (aggregating 32,753 units), five commercial buildings, and five active development projects (collectively, the "Portfolio").  The communities are located in Southern California (Los Angeles, Orange, Riverside, Santa Barbara, San Diego, and Ventura counties), Northern California (the San Francisco Bay Area) and the Seattle metropolitan area.